Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2016	2015
Components, spare parts	4,683	4,085
Work-in-progress	809	676
Finished goods	3,342	2,118
Total gross inventories	8,834	6,879
Less: provision for slow-moving inventory	(804)	(728)
Total	8,030	6,151